UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Short-Term Municipal Bond Fund
(formerly DWS Short-Term Municipal Bond Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 102.8%
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	440,000	457,521
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,270,000	1,356,893

		1,814,414
Arizona 2.7%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,198,860
Series D, 5.5%, 1/1/2019	5,000,000	5,725,700
Arizona, State School Facilities Board, Certificates of Participation, Series A-2, 4.0%, 9/1/2015	2,750,000	2,863,273
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue, 5.0%, 7/1/2015	2,000,000	2,089,480
Pima County, AZ, Regional Transportation Excise Tax Revenue, Regional Transportation Fund, 4.0%, 6/1/2016	1,290,000	1,376,946

		14,254,259
California 9.2%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.07% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,706,850
California, State General Obligation:
4.0%, 9/1/2014	4,000,000	4,013,120
5.0%, 4/1/2021	6,000,000	7,219,920
5.25%, 4/1/2022	1,615,000	1,889,728
Series A5, 0.03% **, 5/1/2034, LOC: Citibank NA	2,000,000	2,000,000
California, State Public Works Board Lease Revenue, Various Capital Project, Series I, 5.0%, 11/1/2021	1,000,000	1,203,210
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,200,080
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.08% **, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.06% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,527,850
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,699,464
Series C, 5.0%, 5/1/2020	2,000,000	2,373,960
University of California, State Revenues, Series R-12236, 144A, 0.07% **, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	7,850,000	7,850,000

		49,674,182
Colorado 0.4%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,179,170
Denver City & County, CO, Airport Systems Revenue, Series A, AMT, 4.0%, 11/15/2015	250,000	262,105
Denver, CO, City & County Airport Revenue, Series A, AMT, 4.0%, 11/15/2014	485,000	490,587
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	275,000	278,088

		2,209,950
Connecticut 0.5%
Connecticut, State General Obligation, Series D, 0.29% *, 9/15/2014	2,500,000	2,500,625
Delaware 0.0%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	195,000	198,859
District of Columbia 0.4%
Metropolitan Washington, DC, Airport Authority System Revenue, Series A, AMT, 5.0%, 10/1/2016	2,000,000	2,194,360
Florida 6.8%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2014	1,065,000	1,073,744
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,343,540
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,084,655
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,170,211
Series A-1, 5.0%, 6/1/2021	1,910,000	2,234,910
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	780,000	834,826
Florida, State Municipal Power Agency, Stanton II Project, Series A, 4.0%, 10/1/2014	520,000	523,307
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,386,105
Jacksonville, FL, St. Johns River Power Park System Revenue, Series 25, 4.0%, 10/1/2014	3,100,000	3,120,243
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,478,925
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 4.0%, 10/1/2014	2,650,000	2,667,570
AMT, 5.0%, 10/1/2022	1,000,000	1,164,930
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.07% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,796,400
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,720,750

		36,350,116
Georgia 2.8%
Athens-Clarke County, GA, Unified Government, 3.0%, 12/1/2014	1,300,000	1,312,636
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,154,710
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.0%, 11/1/2021	2,085,000	2,490,324
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	591,535
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,218,480
Series A, 5.0%, 2/15/2019	1,500,000	1,678,410
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.06% **, 8/1/2040, SPA: Royal Bank of Canada	3,970,000	3,970,000
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,879,268

		15,295,363
Guam 0.1%
Guam, International Airport Authority, Series C, AMT, 3.0%, 10/1/2014	515,000	516,777
Idaho 0.0%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	25,000	25,045
Class III, AMT, 5.1%, 7/1/2023	105,000	105,141
Series E, AMT, 5.95%, 7/1/2020	20,000	20,050

		150,236
Illinois 6.5%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,837,411
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,591,170
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,154,800
Chicago, IL, Park District, Series B, 4.0%, 1/1/2015	1,780,000	1,808,640
Cook County, IL, General Obligation, Series A, 5.0%, 11/15/2015	2,500,000	2,650,275
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,623,500
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	1,897,320
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,340,740
Illinois, State General Obligation:
4.0%, 8/1/2014	4,000,000	4,000,000
4.0%, 7/1/2015	2,500,000	2,581,450
Series A, 5.0%, 4/1/2015	1,000,000	1,030,490
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	420,000	437,191
Lake County, IL, Forest Preserve District, Series A, 0.635% *, 12/15/2020	5,000,000	4,877,900

		34,830,887
Indiana 1.3%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,024,400
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, ETM, 3.0%, 10/1/2014	1,200,000	1,205,604
Indiana, State Municipal Power Agency, Series A, 0.07% **, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000

		7,120,004
Iowa 0.2%
Iowa, State Finance Authority Revenue, State Revolving Fund, 3.0%, 8/1/2015	1,000,000	1,028,790
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.29% *, 9/1/2014	4,160,000	4,160,666
Kentucky 0.0%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	200,000	201,612
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,300,000	2,419,646
Maryland 3.1%
Frederick County, MD, Public Facilities, Prerefunded 12/1/2015 @ 100, 5.0%, 12/1/2016	275,000	292,644
Maryland, State & Local Facilities, Series B, 5.0%, 3/15/2015	260,000	267,948
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	145,000	145,006
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,734,150
Montgomery County, MD, Bond Anticipation Notes, Series B, 0.06% **, 6/1/2026, SPA: Wells Fargo Bank NA	10,060,000	10,060,000

		16,499,748
Massachusetts 4.5%
Massachusetts, State Consolidated Loan:
Series A, 0.07% **, 3/1/2026, SPA: Wells Fargo Bank NA	2,800,000	2,800,000
Series D-2, 1.0%*, Mandatory Put 8/1/2017 @ 100, 8/1/2043(a)	5,000,000	4,999,750
Massachusetts, State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series A7, 0.07% **, 1/1/2029, SPA: JPMorgan Chase Bank NA	9,000,000	9,000,000
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.61% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,975,000	4,970,970
Massachusetts, State Water Resources Authority Revenue, Series A-2, 0.06% **, 8/1/2037, SPA: TD Bank NA	2,445,000	2,445,000

		24,215,720
Michigan 2.0%
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.0%, 10/15/2015	1,500,000	1,585,875
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	502,220
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,776,576
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,436,110
Michigan, State Municipal Bond Authority, Clean Water Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2026	195,000	196,589

		10,497,370
Minnesota 0.1%
Minnesota, State General Obligation, 5.0%, 8/1/2015	400,000	419,592
Mississippi 0.8%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,298,430
Missouri 0.5%
Kansas City, MO, Airport Revenue, Series A, AMT, 5.0%, 9/1/2015	1,005,000	1,057,833
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	795,000	843,527
Series C, AMT, 5.6%, 9/1/2035	470,000	492,043
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	365,000	391,991

		2,785,394
Nebraska 0.9%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	1,500,000	1,556,955
Series E, 3.0%, 3/1/2043	550,000	575,317
Series C, 4.5%, 9/1/2043	2,365,000	2,537,432

		4,669,704
Nevada 1.3%
Clark County, NV, Airport System Revenue, Series C-1, AMT, 2.5%, 7/1/2015	4,650,000	4,748,534
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	2,285,000	2,401,923

		7,150,457
New Jersey 2.8%
Livingston, NJ, School District Revenue, Board of Education, 3.8%, 8/1/2014	145,694	145,694
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, Prerefunded 9/1/2014 @ 100, 5.0% *, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,020,150
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,760,000	1,830,822
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series P, 5.0%, 9/1/2014	300,000	301,218
Series W, 5.0%, 3/1/2015	365,000	375,242
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.0%, 6/15/2020	2,000,000	2,297,300
Series A, 5.25%, 12/15/2014, INS: NATL	1,460,000	1,487,506
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.525% *, Mandatory Put 1/1/2017 @ 100, 1/1/2024(a)	3,750,000	3,751,763

		15,209,695
New Mexico 1.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	615,000	657,878
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2015	305,000	318,646
University of New Mexico, Systems Improvement Revenues, 0.08% **, 6/1/2026, SPA: JPMorgan Chase Bank NA	4,710,000	4,710,000

		5,686,524
New York 19.2%
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.705% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,805,852
Series D, 4.0%, 11/15/2015	200,000	209,738
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.05% **, 11/1/2022, LOC: State Street Bank & Trust Co.	1,900,000	1,900,000
Series A-1, 0.05% **, 11/1/2031, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series A-2B, 0.64% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	3,993,840
3.0%, 11/1/2014	2,000,000	2,014,740
New York, State Dormitory Authority Revenue, State Personal Income Tax Revenue, Series E, 5.0%, 8/15/2014	415,000	415,793
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, NYC Municipal Water Finance Project, Series A, 5.0%, 6/15/2015	500,000	521,420
New York, State Local Government Assistance Corp.:
Series 8V, 0.05% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.07% **, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,430,730
New York, State Thruway Authority General Revenue, Junior Indebtedness, Series A, 5.0%, 5/1/2019	3,845,000	4,458,816
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A-1, 4.0%, 4/1/2015	300,000	307,734
Series A, 5.25%, 4/1/2015, INS: NATL	425,000	439,522
New York, State Urban Development Corp. Revenue:
Series A3C, 0.06% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	3,090,000	3,090,000
Series A3A, 0.06% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,730,000	1,730,000
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,353,487
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2C, 0.06% **, 1/1/2032, LOC: U.S. Bank NA	4,050,000	4,050,000
Series B-3, 0.06% **, 1/1/2033, LOC: U.S. Bank NA	2,325,000	2,325,000
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2016	7,000,000	7,127,330
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.06% **, 6/15/2024, SPA: Royal Bank of Canada	2,260,000	2,260,000
Series DD-3A, 0.06% **, 6/15/2043, SPA: U.S. Bank NA	2,000,000	2,000,000
Series DD-3B, 0.06% **, 6/15/2043, SPA: State Street Bank & Trust Co.	1,100,000	1,100,000
Series B-3, 0.06% **, 6/15/2045, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Series B-4, 0.06% **, 6/15/2045, SPA: Northern Trust Co.	3,700,000	3,700,000
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.06% **, 11/1/2022, SPA: Royal Bank of Canada	1,725,000	1,725,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-5, 0.05% **, 8/1/2031, SPA: Bank of America NA	9,730,000	9,730,000
Series A, 5.0%, 11/1/2014	1,030,000	1,042,659
New York, NY, General Obligation:
Series G-5, 0.04% **, 4/1/2042, SPA: Wells Fargo Bank NA	500,000	500,000
Series L-4, 0.06% **, 4/1/2038, LOC: U.S. Bank NA	2,500,000	2,500,000
Series I, 0.07% **, 4/1/2036, LOC: Bank of America NA	1,800,000	1,800,000
Series J-8, 0.44% *, 8/1/2021	1,310,000	1,310,327
Series H-1, 5.0%, 3/1/2015	215,000	221,145
Series I, 5.0%, 8/1/2015	590,000	618,839
Series J, 5.0%, 8/1/2015	2,500,000	2,622,200
Port Authority of New York & New Jersey, Series 178, AMT, 4.0%, 12/1/2015	3,500,000	3,671,430

		103,175,602
North Carolina 2.2%
Charlotte, NC, Douglas Airport Revenue, Series C, 0.05% **, 7/1/2039, LOC: Wells Fargo Bank NA	2,335,000	2,335,000
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,143,000
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,656,390
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,177,640
Wake County, NC, General Obligation, Series D, 4.0%, 2/1/2015	260,000	265,088

		11,577,118
Ohio 3.2%
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2015	200,000	205,294
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,021,919
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,231,846
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,034,850
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,834,775
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	560,000	600,432
Ohio, State Infrastructure Improvement, Series B, 4.0%, 8/1/2014	2,500,000	2,500,000

		17,429,116
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	2,765,000	2,990,182
Pennsylvania 1.6%
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., AMT, 0.45% *, Mandatory Put 11/3/2014 @ 100, 8/1/2045	4,000,000	4,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	888,651
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.94% *, 12/1/2020	2,000,000	2,008,320
Series B, 1.21% *, 12/1/2019	1,500,000	1,518,165
Philadelphia, PA, Water & Wastewater Revenue, Series A, ETM, 5.0%, 8/1/2014, INS: AMBAC	200,000	200,000

		8,615,136
South Carolina 0.1%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	518,990
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,455,000	1,561,928
Tennessee 0.9%
Shelby County, TN, General Obligation, Series A, 5.0%, 4/1/2015	320,000	330,413
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	465,000	479,048
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,195,000	2,317,283
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	780,000	857,079
Series 1A, AMT, 4.5%, 1/1/2038	820,000	881,902

		4,865,725
Texas 17.3%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,182,270
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @ 100, 2/15/2039	3,750,000	3,812,400
Clear Creek, TX, Independent School District, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2038	5,000,000	5,084,250
Dallas, TX, Refunding & Improvement, Series A, 4.0%, 2/15/2015	1,030,000	1,051,609
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,604,410
5.0%, 10/1/2021	2,000,000	2,384,140
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,694,460
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,577,583
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.64% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	3,988,760
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	678,519
Mission, TX, State Economic Development Corp., Solid Waste Disposal Revenue, Waste Management, Inc., AMT, 2.5%, Mandatory Put 8/1/2014 @ 100, 8/1/2020	5,000,000	5,000,000
Mission, TX, State Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.:
AMT, 0.5% **, Mandatory Put 11/3/2014 @ 100, 1/1/2026	3,300,000	3,300,000
Series A, 0.3% **, Mandatory Put 10/1/2014 @ 100, 1/1/2020	3,000,000	3,000,000
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,452,310
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.06% **, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,825,452
Texas, Aldine Independent School District, School Building, 5.0%, 2/15/2016	2,115,000	2,269,458
Texas, Dallas-Fort Worth International Airport Revenue:
Series E, AMT, 4.0%, 11/1/2015	1,200,000	1,257,072
Series F, AMT, 5.0%, 11/1/2014	500,000	506,185
Series A, 5.0%, 11/1/2016	4,000,000	4,402,320
Series D, 5.0%, 11/1/2022	1,485,000	1,740,836
Series D, 5.0%, 11/1/2023	2,890,000	3,377,745
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,782,450
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.855%*, 9/15/2017, GTY: JPMorgan Chase & Co.	3,670,000	3,671,468
Texas, Spring Branch Independent School District House, 3.0%, Mandatory Put 6/15/2015 @ 100, 6/15/2041	2,000,000	2,049,260
Texas, State A & M University Revenue, Financing System:
Series A, 5.0%, 5/15/2015	250,000	259,668
Series D, 5.0%, 5/15/2015	275,000	285,634
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
5.0%, 12/15/2014	1,600,000	1,626,608
5.0%, 12/15/2021	3,000,000	3,432,480
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series B, 4.0%, 7/1/2018	1,430,000	1,501,915
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,726,620
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	4,805,000
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,709,197
5.0%, 12/15/2017	1,270,000	1,444,257
Williamson County, TX, Limited Tax-Park, 3.0%*, Mandatory Put 8/15/2015 @ 100, 8/15/2034	2,500,000	2,564,675

		93,049,011
Utah 0.3%
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	270,000	270,572
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	465,000	465,981
Utah, State General Obligation:
Series B, 4.0%, 7/1/2015	450,000	466,142
Series A, 5.0%, 7/1/2015	530,000	553,866

		1,756,561
Virginia 1.8%
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.05% **, 11/1/2036, SPA: Wells Fargo Bank NA	5,130,000	5,130,000
Virginia, State Commonwealth Transportation Board, Grant Anticipation Revenue Notes, 5.0%, 9/15/2021	1,500,000	1,806,225
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	290,000	319,575
Series B, 5.0%, 11/1/2016	1,010,000	1,113,747
Virginia, State Resource Authority, Clean Water Revenue, State Revolving Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2023	1,250,000	1,260,137

		9,629,684
Washington 5.1%
Pierce County, WA, Tacoma School District No.10, 2.0%, 12/1/2014	1,000,000	1,006,150
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,750,000
Seattle, WA, General Obligation, 2.5%, 12/1/2014	710,000	715,744
Washington, State General Obligation:
Series 2599, 144A, 0.07% **, 1/1/2016, LIQ: JPMorgan Chase Bank NA	9,005,000	9,005,000
Series R-2014A, 3.0%, 7/1/2015	6,000,000	6,159,120
Series C, 5.0%, 1/1/2015, INS: AMBAC	550,000	561,214
Series R-2011-A, 5.0%, 1/1/2015	725,000	739,783
Washington, State Motor Vehicle Fuel Tax:
Series R-B, 4.0%, 1/1/2015	125,000	127,028
Series B, 5.0%, 7/1/2022	5,000,000	6,036,400
Washington, State Public Power Supply System, Series B, 7.125%, 7/1/2016	450,000	507,487

		27,607,926
Wisconsin 0.6%
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,172,850
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,003,460

		3,176,310

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $539,609,705) †	102.8	552,306,669
Other Assets and Liabilities, Net	(2.8)	(15,036,630)

Net Assets	100.0	537,270,039

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2014.

†
The cost for federal income tax purposes was $539,609,705.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $12,696,964.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,921,722 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $224,758.

(a)	When-issued security.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally toqualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$552,306,669	$—	$552,306,669
Total	$—	$552,306,669	$—	$552,306,669

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014